Subsequent events - Additional information (Details)	3 Months Ended			9 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued for stock option exercised | shares	137,976
Proceeds from exercise of options	$ 5,777		$ 645,750	$ 349,843	$ 1,145,538
Share issued price | $ / shares		$ 0.30
Gross proceeds	$ 5,777